Segment Information - Summary of Operating Segments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Information
Revenue	R$ 572,837	R$ 380,981	R$ 244,382
Cost of sales	(117,258)	(80,745)	(58,517)
Gross profit	455,579	300,236	185,865
Selling expenses	(199,780)	(113,270)	(65,314)
Segment profit		186,966	120,551
General and administrative expenses	(191,438)	(129,754)	(48,931)
Other income (expenses), net	(6,287)	4,856	3,299
Operating profit	58,074	62,068	74,919
Finance income	72,047	36,618	12,531
Finance costs	(170,855)	(198,795)	(20,389)
Share of loss of equity-accounted investees	(1,800)	(792)	(705)
Profit (loss) before income taxes	(42,534)	(100,901)	66,356
Income taxes (income) expense	33,103	17,985	(22,716)
Profit (loss) for the year	(9,431)	(82,916)	43,640
Total assets	3,161,423	1,334,878
Total liabilities	1,566,613	264,994
Other disclosures
Depreciation and amortization	48,314	19,594	14,288
Investments in associates and joint ventures	48,574	11,862	12,654
Capital expenditures	54,093	36,257	11,383
Reportable segments
Segment Information
Revenue	572,837	380,981	244,382
Cost of sales	(117,258)	(80,745)	(58,517)
Gross profit	455,579	300,236	185,865
Selling expenses		(113,270)	(65,314)
Segment profit		186,966	120,551
Total assets	3,175,693	1,335,113
Total liabilities	1,580,883	265,229
Other disclosures
Depreciation and amortization	48,314	19,594	14,288
Investments in associates and joint ventures	48,574	11,862	12,654
Capital expenditures	54,093	36,257	11,383
Reportable segments | Core segments
Segment Information
Revenue	433,372	303,031	218,957
Cost of sales	(97,513)	(70,903)	(54,317)
Gross profit	335,859	232,128	164,640
Selling expenses		(87,186)	(56,318)
Segment profit		144,942	108,322
Total assets	2,999,497	1,273,107
Total liabilities	1,535,695	254,744
Other disclosures
Depreciation and amortization	43,854	17,997	12,650
Investments in associates and joint ventures	48,574	11,862	12,654
Capital expenditures	45,851	28,165	7,183
Reportable segments | Supplemental segments
Segment Information
Revenue	139,465	77,950	25,425
Cost of sales	(19,745)	(9,842)	(4,200)
Gross profit	119,720	68,108	21,225
Selling expenses		(26,084)	(8,996)
Segment profit		42,024	12,229
Total assets	176,196	62,006
Total liabilities	45,188	10,485
Other disclosures
Depreciation and amortization	4,460	1,597	1,638
Capital expenditures	8,242	8,092	R$ 4,200
Elimination of intersegment amounts
Segment Information
Total assets	(14,270)	(235)
Total liabilities	R$ (14,270)	R$ (235)